Segmented Information	12 Months Ended
Dec. 31, 2015
Segmented Information [Abstract]
Segmented Information

2.Segmented Information

Encana's reportable segments are determined based on the Company's operations and geographic locations as follows:

•	Canadian Operations includes the exploration for, development of, and production of natural gas, oil and NGLs and other related activities within the Canadian cost centre.

•	USA Operations includes the exploration for, development of, and production of natural gas, oil and NGLs and other related activities within the U.S. cost centre.

•

Market Optimization is primarily responsible for the sale of the Company's proprietary production.  These results are included in the Canadian and USA Operations.  Market optimization activities include third party purchases and sales of product to provide operational flexibility and cost mitigation for transportation commitments, product type, delivery points and customer diversification.  These activities are reflected in the Market Optimization segment.  Market Optimization sells substantially all of the Company's upstream production to third party customers. Transactions between segments are based on market values and are eliminated on consolidation.

Corporate and Other mainly includes unrealized gains or losses recorded on derivative financial instruments. Once the instruments are settled, the realized gains and losses are recorded in the reporting segment to which the derivative instruments relate.

The Consolidated Statement of Earnings for the comparative periods ended December 31, 2014 and December 31, 2013 and the accompanying segmented information disclosed in this note have been updated to present property taxes and certain other levied charges within production, mineral and other taxes.  Formerly, these property taxes and other charges were presented in either transportation and processing expense or operating expense.  Encana has updated its presentation to more accurately reflect these charges within the Consolidated Statement of Earnings based on the nature of the expense recognized and to more closely align with the Company’s peers.  As a result, for the year ended December 31, 2014, the Canadian Operations has reclassified $9 million (2013 – $9 million) from transportation and processing expense and $40 million (2013 – $36 million) from operating expense to production, mineral and other taxes.   In addition, for the year ended December 31, 2014, the USA Operations has reclassified $28 million (2013 – $6 million) from operating expense to production, mineral and other taxes.

Results of Operations

Segment and Geographic Information

	Canadian Operations			USA Operations			Market Optimization
For the years ended December 31	2015	2014	2013	2015	2014	2013	2015	2014	2013

Revenues, Net of Royalties	$1,822	$3,310	$2,824	$2,491	$2,902	$2,763	$365	$1,248	$512

Expenses
Production, mineral and other taxes	28	64	60	116	146	113	-	-	-
Transportation and processing	654	826	747	580	658	722	12	-	-
Operating	152	274	336	519	326	417	33	39	38
Purchased product	-	-	-	-	-	-	323	1,191	441
	988	2,146	1,681	1,276	1,772	1,511	(3)	18	33
Depreciation, depletion and amortization	305	625	601	1,088	992	818	-	4	12
Impairments	-	-	-	6,473	-	-	-	-	-
	$683	$1,521	$1,080	$(6,285)	$780	$693	$(3)	$14	$21

	Corporate & Other			Consolidated
	2015	2014	2013	2015	2014	2013

Revenues, Net of Royalties	$(256)	$559	$(241)	$4,422	$8,019	$5,858

Expenses
Production, mineral and other taxes	-	-	-	144	210	173
Transportation and processing	6	12	(2)	1,252	1,496	1,467
Operating	19	28	38	723	667	829
Purchased product	-	-	-	323	1,191	441
	(281)	519	(277)	1,980	4,455	2,948
Depreciation, depletion and amortization	95	124	134	1,488	1,745	1,565
Impairments	-	-	21	6,473	-	21
	$(376)	$395	$(432)	(5,981)	2,710	1,362
Accretion of asset retirement obligation				45	52	53
Administrative				275	327	439
Interest				614	654	563
Foreign exchange (gain) loss, net				1,082	403	325
(Gain) loss on divestitures				(14)	(3,426)	(7)
Other				27	71	1
				2,029	(1,919)	1,374
Net Earnings (Loss) Before Income Tax				(8,010)	4,629	(12)
Income tax expense (recovery)				(2,845)	1,203	(248)
Net Earnings (Loss)				(5,165)	3,426	236
Net earnings attributable to noncontrolling interest				-	(34)	-
Net Earnings (Loss) Attributable to Common Shareholders				$(5,165)	$3,392	$236

Intersegment Information

	Market Optimization
	Marketing Sales			Upstream Eliminations			Total
For the years ended December 31	2015	2014	2013	2015	2014	2013	2015	2014	2013

Revenues, Net of Royalties	$4,309	$7,371	$5,662	$(3,944)	$(6,123)	$(5,150)	$365	$1,248	$512

Expenses
Transportation and processing	348	458	516	(336)	(458)	(516)	12	-	-
Operating	33	62	75	-	(23)	(37)	33	39	38
Purchased product	3,931	6,822	4,993	(3,608)	(5,631)	(4,552)	323	1,191	441
Operating Cash Flow	$(3)	$29	$78	$-	$(11)	$(45)	$(3)	$18	$33

Capital Expenditures

For the years ended December 31	2015	2014	2013

Canadian Operations	$380	$1,226	$1,365
USA Operations	1,847	1,285	1,283
Market Optimization	1	-	3
Corporate & Other	4	15	61
	$2,232	$2,526	$2,712

Goodwill, Property, Plant and Equipment and Total Assets by Segment

	Goodwill		Property, Plant and Equipment		Total Assets (1)
As at December 31	2015	2014	2015	2014	2015	2014

Canadian Operations	$661	$788	$1,100	$2,338	$2,036	$3,544
USA Operations	2,129	2,129	7,249	13,817	10,405	16,798
Market Optimization	-	-	1	1	95	181
Corporate & Other	-	-	1,507	1,859	3,108	4,008
	$2,790	$2,917	$9,857	$18,015	$15,644	$24,531

(1)  Total Assets for 2014 has been restated due to the early adoption of ASU 2015-17, “Balance Sheet Classification of Deferred Taxes”, as described in Note 1.

Goodwill, Property, Plant and Equipment and Total Assets by Geographic Region

	Goodwill		Property, Plant and Equipment		Total Assets (1)
As at December 31	2015	2014	2015	2014	2015	2014

Canada	$661	$788	$2,495	$4,070	$5,063	$7,182
United States	2,129	2,129	7,362	13,945	10,570	17,271
Other Countries	-	-	-	-	11	78
	$2,790	$2,917	$9,857	$18,015	$15,644	$24,531

(1)   Total Assets for 2014 has been restated due to the early adoption of ASU 2015-17, “Balance Sheet Classification of Deferred Taxes”, as described in Note 1.

Export Sales

Sales of natural gas and liquids produced or purchased in Canada delivered to customers outside of Canada were $153 million (2014 – $338 million; 2013 – $243 million).

Major Customers

In connection with the marketing and sale of Encana’s own and purchased natural gas and liquids for the year ended December 31, 2015, the Company had one customer which individually accounted for more than 10 percent of Encana’s consolidated revenues, net of royalties. Sales to this customer, which has an investment grade credit rating, were approximately $446 million which comprised $138 million in Canada and $308 million in the United States (2014 – one customer with sales of approximately $1,043 million; 2013 – one customer with sales of approximately $815 million).